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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Chesapeake Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B, Dover, DE 19901
(Name and Address of Agent for Service)

With a copy to:

Bo J. Howell

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

and

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member Firm of The 1940 Act Law Group™

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund

Schedule of Investments

January 31, 2018 (Unaudited)

Common Stocks - 92.8%	Shares	Value
Consumer Discretionary - 17.4%
Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. *	1,257	$1,823,769
Liberty Ventures - Series A *	13,666	805,337
		2,629,106
Media - 5.1%
Liberty Media Corporation – Liberty Formula One - Series A *	15,352	547,759
Liberty Media Corporation – Liberty SiriusXM - Series C *	14,703	658,842
Walt Disney Company (The)	6,315	686,251
		1,892,852
Textiles, Apparel & Luxury Goods - 5.1%
Canada Goose Holdings, Inc. *	16,576	595,741
lululemon athletica, inc. *	6,095	476,690
PVH Corporation	5,160	800,213
		1,872,644
Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Concho Resources, Inc. *	3,262	513,569
EOG Resources, Inc.	10,552	1,213,480
Parsley Energy, Inc. - Class A *	4,625	109,150
Pioneer Natural Resources Company	5,744	1,050,635
		2,886,834
Financials - 14.6%
Banks - 10.3%
Bank of America Corporation	81,385	2,604,320
Citigroup, Inc.	15,020	1,178,770
		3,783,090
Capital Markets - 4.3%
Blackstone Group L.P. (The)	22,555	824,385
Charles Schwab Corporation (The)	14,141	754,281
		1,578,666
Health Care - 10.7%
Biotechnology - 2.5%
Incyte Corporation *	5,048	455,784
Vertex Pharmaceuticals, Inc. *	2,705	451,383
		907,167
Health Care Equipment & Supplies - 0.9%
Quidel Corporation *	7,160	327,785

The Chesapeake Growth Fund

Schedule of Investments (Continued)

Common Stocks - 92.8% (Continued)	Shares	Value
Health Care - 10.7% (Continued)
Health Care Providers & Services - 5.8%
Humana, Inc.	7,605	$2,143,317

Life Sciences Tools & Services - 1.5%
Illumina, Inc. *	2,385	554,847

Industrials - 3.8%
Aerospace & Defense - 1.0%
L3 Technologies, Inc.	1,699	360,969

Building Products - 1.0%
Advance Drainage Systems, Inc.	15,119	373,439

Machinery - 1.8%
WABCO Holdings, Inc. *	4,294	662,951

Information Technology - 32.4%
Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corporation *	1,395	351,470

Internet Software & Services - 14.4%
2U, Inc. *	8,960	665,459
Alphabet, Inc. - Class C *	2,091	2,446,345
Facebook, Inc. - Class A *	7,481	1,398,124
Five9, Inc. *	15,165	394,442
Twitter, Inc. *	14,747	380,620
		5,284,990
IT Services - 7.7%
MasterCard, Inc. - Class A	9,591	1,620,879
Square, Inc. - Class A *	25,722	1,206,619
		2,827,498
Software - 5.7%
Electronic Arts, Inc. *	5,779	733,702
salesforce.com, Inc. *	11,812	1,345,505
		2,079,207
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	7,870	1,317,674

Materials - 5.0%
Chemicals - 1.7%
DowDuPont, Inc.	5,095	385,080

The Chesapeake Growth Fund

Schedule of Investments (Continued)

Common Stocks - 92.8% (Continued)	Shares	Value
Materials - 5.0% (Continued)
Chemicals - 1.7% (Continued)
Nutrien Ltd. *	4,918	$257,408
		642,488
Construction Materials - 3.3%
Summit Materials, Inc. - Class A *	16,579	529,699
Vulcan Materials Company	4,961	671,720
		1,201,419
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Howard Hughes Corporation (The) *	2,799	352,562

Total Common Stocks (Cost $29,654,502)		$34,030,975

Closed-End Funds - 1.3%	Shares	Value
Altaba, Inc. * (Cost $425,741)	5,850	$467,298

Money Market Funds - 5.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.22% (a) (Cost $1,914,319)	1,914,319	$1,914,319

Total Investments at Value - 99.3% (Cost $31,994,562)		$36,412,592

Other Assets in Excess of Liabilities - 0.7%		240,700

Total Net Assets - 100.0%		$36,653,292

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2018.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund

Notes to Schedule of Investments

January 31, 2018 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities, including common stocks and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,030,975	$-	$-	$34,030,975
Closed-End Funds	467,298	-	-	467,298
Money Market Funds	1,914,319	-	-	1,914,319
Total	$36,412,592	$-	$-	$36,412,592

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2018, the Fund did not have any transfers into or out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2018. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

The Chesapeake Growth Fund

Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2018:

Cost of portfolio investments	$32,019,443

Gross unrealized appreciation	$4,599,333
Gross unrealized depreciation	(206,184)

Net unrealized appreciation	$4,393,149

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2018, the Fund had 32.4% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 21, 2018

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	March 21, 2018